Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Current assets
Current assets	$ 273,271		$ 393,122			$ 406,026
Cash and cash equivalents	10,129		94,795		51,705	152,706		149,762	119,520
Accounts receivable, net	114,227		128,213			107,012
Inventories	140,985		166,876			142,516
Prepaid expenses and other assets	7,930		3,238			3,792
Property, plant, and equipment, net	818,716		934,699			972,711
Non-current assets	123,801	[1]	116,621	[1],[2]		151,727	[1]
Total assets	1,215,788		1,444,442			1,530,464
Current liabilities:
Current liabilities	193,892		250,271			243,697
Accounts payable	93,955		110,589			124,774
Accrued liabilities	99,937		139,682			118,923
Long-term debt	1,221,919	[3]	1,201,077	[3]		1,172,736	[3]
Other long-term liabilities	46,973		54,278			42,614
Member's (deficit) equity	(246,996)		(61,184)		6,756	71,417		197,993	91,704
Total liabilities and equity	1,215,788		1,444,442			1,530,464
Guarantor Subsidiaries
Current assets
Current assets	273,247		393,041			406,017
Cash and cash equivalents	10,112		94,722		51,688	152,702		149,762	119,520
Accounts receivable, net	114,227		128,213
Inventories	140,985		166,876
Prepaid expenses and other assets	7,923		3,230
Property, plant, and equipment, net	798,489		904,901			962,857
Intercompany/affiliate receivable						3,843
Investment in subsidiaries	(447)		356
Non-current assets	122,660	[1]	115,461	[1],[2]		125,964	[1]
Total assets	1,193,949		1,413,759			1,498,681
Current liabilities:
Current liabilities	169,651		201,814			195,097
Accounts payable	93,932		110,517
Accrued liabilities	75,719		91,297
Intercompany/affiliate payable	1,266,293		1,249,646			1,222,061
Other long-term liabilities	39,050		46,355			34,793
Member's (deficit) equity	(281,045)		(84,056)			46,730
Total liabilities and equity	1,193,949		1,413,759			1,498,681
Parent Issuer
Current assets
Intercompany/affiliate receivable	1,257,158		1,249,306			1,222,061
Investment in subsidiaries	(281,448)		(84,459)			47,383
Total assets	975,710		1,164,847			1,269,444
Current liabilities:
Current liabilities	24,092		48,259			48,596
Accrued liabilities	24,092		48,259
Long-term debt	1,198,614	[3]	1,177,772	[3]		1,149,431	[3]
Member's (deficit) equity	(246,996)		(61,184)			71,417
Total liabilities and equity	975,710		1,164,847			1,269,444
Non-Guarantor Subsidiary
Current assets
Current assets						5
Property, plant, and equipment, net	20,515		30,086			9,854
Intercompany/affiliate receivable	9,135		340
Non-current assets	1,056	[1]	1,076	[1],[2]		25,678	[1]
Total assets	30,706		31,502			35,537
Current liabilities:
Current liabilities	7
Accounts payable	7
Intercompany/affiliate payable	31,146		31,146			34,864
Member's (deficit) equity	(447)		356			673
Total liabilities and equity	30,706		31,502			35,537
Non-Guarantor Affiliate
Current assets
Current assets	24		81			4
Cash and cash equivalents	17		73		17	4
Prepaid expenses and other assets	7		8
Intercompany/affiliate receivable	31,153		31,153			31,021
Non-current assets	(10)	[1]	30	[1],[2]		85	[1]
Total assets	31,167		31,264			31,110
Current liabilities:
Current liabilities	149		205			4
Accounts payable	23		79
Accrued liabilities	126		126
Long-term debt	23,305	[3]	23,305	[3]		23,305	[3]
Other long-term liabilities	7,923		7,923			7,821
Member's (deficit) equity	(210)		(169)			(20)
Total liabilities and equity	31,167		31,264			31,110
Eliminations
Current assets
Property, plant, and equipment, net	(288)		(288)
Intercompany/affiliate receivable	(1,297,446)		(1,280,799)			(1,256,925)
Investment in subsidiaries	281,895		84,103			(47,383)
Non-current assets	95	[1]	54	[1],[2]
Total assets	(1,015,744)		(1,196,930)			(1,304,308)
Current liabilities:
Current liabilities	(7)		(7)
Accounts payable	(7)		(7)
Intercompany/affiliate payable	(1,297,439)		(1,280,792)			(1,256,925)
Member's (deficit) equity	281,702		83,869			(47,383)
Total liabilities and equity	$ (1,015,744)		$ (1,196,930)			$ (1,304,308)

[1]	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
[2]	Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
[3]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.